Fair Value (Financial Instruments Carried at Other Than Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Policy loans	$ 1,219	$ 1,216
Liabilities
Separate account liabilities	97,780	86,114
Estimated Fair Value [Member]
Assets
Mortgage loans	6,427	7,009
Policy loans	1,279	1,311
Real estate joint ventures	98	101
Other Limited Partnership Interests	89	103
Other invested assets	995	548
Premiums, reinsurance and other receivables	6,306	7,000
Liabilities
Policyholder account balances	21,987	24,520
Long-term debt	1,009	1,076
Other liabilities	258	237
Separate account liabilities	1,448	1,296
Estimated Fair Value [Member] | Level 1 [Member]
Assets
Mortgage loans	0	0
Policy loans	0	0
Real estate joint ventures	0	0
Other Limited Partnership Interests	0	0
Other invested assets	0	0
Premiums, reinsurance and other receivables	0	0
Liabilities
Policyholder account balances	0	0
Long-term debt	0	0
Other liabilities	0	0
Separate account liabilities	0	0
Estimated Fair Value [Member] | Level 2 [Member]
Assets
Mortgage loans	0	0
Policy loans	872	861
Real estate joint ventures	0	0
Other Limited Partnership Interests	0	0
Other invested assets	995	548
Premiums, reinsurance and other receivables	24	86
Liabilities
Policyholder account balances	0	0
Long-term debt	1,009	1,076
Other liabilities	96	81
Separate account liabilities	1,448	1,296
Estimated Fair Value [Member] | Level 3 [Member]
Assets
Mortgage loans	6,427	7,009
Policy loans	407	450
Real estate joint ventures	98	101
Other Limited Partnership Interests	89	103
Other invested assets	0	0
Premiums, reinsurance and other receivables	6,282	6,914
Liabilities
Policyholder account balances	21,987	24,520
Long-term debt	0	0
Other liabilities	162	156
Separate account liabilities	0	0
Carrying Value [Member]
Assets
Mortgage loans	6,120	6,491
Policy loans	1,219	1,216
Real estate joint ventures	55	59
Other Limited Partnership Interests	78	94
Other invested assets	931	432
Premiums, reinsurance and other receivables	5,928	6,015
Liabilities
Policyholder account balances	20,875	22,613
Long-term debt	790	791
Other liabilities	258	237
Separate account liabilities	$ 1,448	$ 1,296